Note 18 - Business Combinations and Dispositions (Details Textual) - CAD ($) $ in Thousands, shares in Millions	Dec. 31, 2019	Oct. 01, 2018	Mar. 31, 2019
Customer contracts and natural gas [member]
Statement Line Items [Line Items]
Proceeds from sales of intangible assets	$ 4,500
Gains (losses) on sale of intangible assets	$ 1,800
Filter Group Inc [member]
Statement Line Items [Line Items]
Financial liabilities recognised as of acquisition date		$ 22,000
Transferable cash payable, acquisition date		$ 14,300
Maximum number of shares issuable for earn-out payments (in shares)		9.5
Maximum number of shares issuable for earn-out payments to satisfy dividends (in shares)		2.4
Earn-out payment periods (Year)		3 years
Earn-out payment allocation of shares for cash		50.00%
Earn-out payment allocation of DRIP shares as cash		100.00%
Trade and other payables recognised as of acquisition date		$ 11,314	$ 1,300
Cash transferred for the assumption of a shareholder debt		13,000
Cash transferred		3,000
Cash consideration payable for a shareholder debt			11,300
Current interest payable			700
Contingent consideration recognised as of acquisition date		24,944
Contingent consideration, range of outcomes, value, low		23,100
Contingent consideration, range of outcomes, value, high		$ 26,800
Contingent liabilities recognised in business combination at end of period			29,100
Filter Group Inc [member] | Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Cash consideration payable for a shareholder debt			$ 11,100
Borrowings, interest rate			1.00%
Current interest payable			$ 600